Condensed Consolidated Statements of Changes in Equity - JPY (¥) ¥ in Millions	Total	Cumulative Effect, Period of Adoption, Adjustment [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Common Stock	Common Stock Cumulative Effect, Period of Adoption, Adjustment [Member]	Common Stock Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Additional Paid-in Capital	Additional Paid-in Capital Cumulative Effect, Period of Adoption, Adjustment [Member]	Additional Paid-in Capital Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Retained Earnings	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment [Member]	Retained Earnings Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Accumulated Other Comprehensive Income (Loss)		Accumulated Other Comprehensive Income (Loss) Cumulative Effect, Period of Adoption, Adjustment [Member]	Accumulated Other Comprehensive Income (Loss) Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Treasury Stock	Treasury Stock Cumulative Effect, Period of Adoption, Adjustment [Member]	Treasury Stock Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Total ORIX Corporation Shareholders' Equity	Total ORIX Corporation Shareholders' Equity Cumulative Effect, Period of Adoption, Adjustment [Member]	Total ORIX Corporation Shareholders' Equity Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Noncontrolling Interests	Noncontrolling Interests Cumulative Effect, Period of Adoption, Adjustment [Member]	Noncontrolling Interests Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Beginning Balance at Mar. 31, 2024	¥ 4,021,965		¥ 4,021,808	¥ 221,111		¥ 221,111	¥ 233,457		¥ 233,457	¥ 3,259,730		¥ 3,259,573	¥ 357,148			¥ 357,148	¥ (129,980)		¥ (129,980)	¥ 3,941,466		¥ 3,941,309	¥ 80,499		¥ 80,499
Beginning Balance (Accounting Standards Update 2023-02) at Mar. 31, 2024		¥ (157)			¥ 0			¥ 0			¥ (157)				¥ 0			¥ 0			¥ (157)			¥ 0
Contribution to subsidiaries	3,405																			0			3,405
Transaction with noncontrolling interests	(4,553)																			0			(4,553)
Comprehensive income (loss), net of tax:
Net income (loss)	181,973									182,946										182,946			(973)
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(54,744)												(54,744)							(54,744)			0
Impact of changes in policy liability discount rate	2,741												2,741							2,741			0
Net change of debt valuation adjustments	(75)												(75)							(75)			0
Net change of defined benefit pension plans	(526)												(525)							(525)			(1)
Net change of foreign currency translation adjustments	(63,376)												(62,223)							(62,223)			(1,153)
Net change of unrealized gains (losses) on derivative instruments	(8,229)												(8,224)							(8,224)			(5)
Total other comprehensive income (loss)	(124,209)																			(123,050)			(1,159)
Total comprehensive income (loss)	57,764																			59,896			(2,132)
Cash dividends	(64,914)									(64,405)										(64,405)			(509)
Acquisition of treasury stock	(35,417)																(35,417)			(35,417)			0
Disposal of treasury stock	158						(158)										316			158			0
Other, net	656						656													656			0
Ending Balance at Sep. 30, 2024	3,978,907			221,111			233,955			3,378,114			234,098	[1]			(165,081)			3,902,197			76,710
Beginning Balance at Mar. 31, 2025	4,171,783			221,111			234,193			3,354,911			341,298				(61,731)			4,089,782			82,001
Contribution to subsidiaries	5,345																			0			5,345
Transaction with noncontrolling interests	(4,800)						304						28							332			(5,132)
Comprehensive income (loss), net of tax:
Net income (loss)	274,787									271,096										271,096			3,691
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(88,059)												(88,059)							(88,059)			0
Impact of changes in policy liability discount rate	311,459												311,459							311,459			0
Net change of debt valuation adjustments	188												188							188			0
Net change of defined benefit pension plans	5,545												5,548							5,548			(3)
Net change of foreign currency translation adjustments	(5,390)												(4,776)							(4,776)			(614)
Net change of unrealized gains (losses) on derivative instruments	(7,093)												(7,062)							(7,062)			(31)
Total other comprehensive income (loss)	216,650																			217,298			(648)
Total comprehensive income (loss)	491,437																			488,394			3,043
Cash dividends	(70,996)									(65,920)										(65,920)			(5,076)
Acquisition of treasury stock	(71,681)																(71,681)			(71,681)			0
Disposal of treasury stock	(17)						(77)										60			(17)			0
Other, net	787						786										1			787			0
Ending Balance at Sep. 30, 2025	¥ 4,521,858			¥ 221,111			¥ 235,206			¥ 3,560,087			¥ 558,624	[2]			¥ (133,351)			¥ 4,441,677			¥ 80,181

[1]	As of September 30, 2024, net unrealized gains (losses) on investment in securities contained ¥(39) million (net of tax of ¥15 million ) of net unrealized gains (losses) on investment in securities related to available-for-sale debt securities with allowance for credit losses.
[2]	As of September 30, 2025, net unrealized gains (losses) on investment in securities contained ¥(186) million (net of tax of ¥28 million ) of net unrealized gains (losses) on investment in securities related to available-for-sale debt securities with allowance for credit losses.